Investments in Companies Accounted for at Equity Method (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments in Companies Accounted for at Equity Method [Abstract]
January 1, 2016	$ 24,060
Acquisition of shares in joint venture		16,004
Investment in Capital notes of joint venture		7,669
Company's share of profit of joint venture	1,134	349
Company's share of other comprehensive income of joint venture	104
December 31, 2017	$ 25,315	$ 24,060